Property and Equipment (Tables)	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment	Property and equipment consisted of the following (in thousands):

	March 31, 2017	December 31, 2016
Furniture, computers and equipment	$62	$385
Accumulated depreciation	(36)	(31)

	$26	354

Property and equipment consisted of the following (in thousands):

	December 31, 2016	December 31, 2015
Machinery, computers and equipment	$385	$687
Leasehold improvements	—	18
Accumulated depreciation	(31)	(330)

	$354	$375